Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net income	$ 5,502	$ 4,887
Adjustments:
Increase in insurance contract liabilities	33,727	2,907
Increase in investment contract liabilities	170	35
(Increase) decrease in reinsurance assets excluding coinsurance transactions (note 6)	(557)	893
Amortization of (premium) discount on invested assets	117	212
Other amortization	626	747
Net realized and unrealized (gains) losses and impairment on assets	(20,265)	8,727
Deferred income tax expense (recovery)	(454)	930
Stock option expense	11	10
Cash provided by (used in) operating activities before undernoted items	18,877	19,348
Changes in policy related and operating receivables and payables	1,665	(160)
Cash provided by (used in) operating activities	20,542	19,188
Investing activities
Purchases and mortgage advances	(80,610)	(101,172)
Disposals and repayments	65,333	82,111
Change in investment broker net receivables and payables	1,159	(128)
Net cash flows from acquisition and disposal of subsidiaries and businesses	288	187
Cash provided by (used in) investing activities	(13,830)	(19,002)
Financing activities
Change in repurchase agreements and securities sold but not yet purchased	266	(189)
Redemption of long-term debt (note 9)	0	(400)
Issue of capital instruments, net (note 10)	0	597
Redemption of capital instruments (note 10)	(1,500)	(450)
Secured borrowing from securitization transactions	107	250
Changes in deposits from Bank clients, net	1,819	1,490
Lease payments (note 2)	(117)
Shareholders' dividends paid in cash	(1,398)	(1,788)
Contributions from (distributions to) non-controlling interests, net	(22)	(60)
Common shares repurchased (note 11)	(1,339)	(478)
Common shares issued, net (note 11)	104	59
Preferred shares issued, net (note 11)		245
Cash provided by (used in) financing activities	(2,080)	(724)
Cash and short-term securities
Increase (decrease) during the year	4,632	(538)
Effect of foreign exchange rate changes on cash and short-term securities	(466)	822
Balance, beginning of year	15,382	15,098
Balance, December 31	19,548	15,382
Cash and short-term securities
Gross cash and short-term securities, beginning of year	16,215	15,965
Net payments in transit, included in other liabilities, beginning of year	(833)	(867)
Balance, beginning of year	15,382	15,098
Gross cash and short-term securities, end of year	20,300	16,215
Net payments in transit, included in other liabilities, end of year	(752)	(833)
Balance, December 31	19,548	15,382
Supplemental disclosures on cash flow information
Interest received	11,549	10,952
Interest paid	1,299	1,212
Income taxes paid (refund)	$ 104	$ 461